FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
Semiannual Report
Annual Report
March 31, 1997
September 30, 1995
Printed on recycled paper
6i

FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
George A. Vanderheiden, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTION AGENT
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
State Street Bank and Trust Company
Boston, MA
 DES-SANN-0597
 31339
6i
* INDEPENDENT TRUSTEES
CONTENTS



FUND TALK                3     The manager's review of the funds' performance,
                               strategy and outlook.

PERFORMANCE              6     How the funds have done over time.

INVESTMENT CHANGES       8     A summary of major shifts in the funds'
                               investments
                               over the past six months.

DESTINY I

 INVESTMENTS             9     A complete list of the fund's investments
                               with their market values.

 FINANCIAL STATEMENTS    14    Statements of assets and liabilities, operations,
                               and
                               changes in net assets, as well as financial
                               highlights.

DESTINY II

 INVESTMENTS             18    A complete list of the fund's investments
                               with their market values.

 FINANCIAL STATEMENTS    23    Statements of assets and liabilities, operations,
                               and
                               changes in net assets, as well as financial
                               highlights.

NOTES                    27    Notes to the financial statements.






THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND
ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with George A. Vanderheiden, Portfolio Manager of Fidelity Destiny Portfolios: Destiny I and
Destiny II
Q. HOW DID THE FUNDS PERFORM, GEORGE?
A. For the six months that ended March 31, 1997, Destiny I and II returned 9.28% and 9.18%, respectively. The Standard & Poor's 500 Index had a return of 11.24% for the same period, while the growth funds average, as tracked by Lipper Analytical Services, had a return of 4.10%. For the 12 months that ended March 31, 1997, Destiny I and II had returns of 17.58% and 17.19%, respectively. The S&P 500 had a return of 19.82%, and the Lipper peer group returned 11.76% for the same period.
Q. CAN YOU IDENTIFY WHY THE FUNDS BEAT THE PEER GROUP YET TRAILED THE S&P
500?
A. Destiny I and II beat the Lipper group over the past six months due to better stock selection, specifically less exposure to many of the smaller-cap, momentum-type stocks so heavily owned by some growth funds. The funds' underperformance relative to the S&P 500 can be traced to asset allocation. The funds had about 14% of their investments in bonds and approximately 5% of investments in cash. Over the past six months, this total of approximately 19% of investments appreciated only about 1.7%. Conversely, the other 81% in stocks was up approximately 11%, in line with the S&P 500.
Q. WHAT STANDS OUT IN THE INVESTING CLIMATE OF THE LAST SIX MONTHS?
A. On December 6, 1996, Federal Reserve Board chairman Alan Greenspan warned that stock market valuations were excessive. The Fed followed up this warning three months later with an increase of one-quarter percentage point to the Fed funds rate - the rates at which banks make overnight loans to each other. The bond market subsequently declined and stocks went down a greater amount. While the media and the investing public have rebuked the Fed for making the warning and have largely chosen to ignore it - the Dow Jones Industrial Average is currently above the 6382 level it was at on December 6, 1996 - history tells us we should be paying attention. The two other instances this century when the Fed chairman warned of excessive stock prices were February 6, 1929 and June 1, 1965. Seven months after the February 1929 warning, the Dow Jones peaked at 381 in September and declined 89% over the next three years. Likewise, seven months following the June 1965 warning, the market peaked in January 1966 at 994 and went sideways for 16 years, not decisively breaking over 1000 until the latter part of 1982.
Q. WHAT ARE THE IMPLICATIONS OF THE FED RAISING INTEREST RATES?
A. Rising interest rates are poison to high price/earnings (P/E) multiples, and large-cap consumer growth stocks carry some of the highest P/E ratios in the market today. These stocks have done very well over the past three years while smaller- to mid-cap stocks have suffered both on a relative basis and on an absolute basis since mid-1996. Recently, I have been reallocating assets to these smaller-cap stocks where I think there is better value.
Q. WHAT ARE YOU DOING TO PROTECT THE FUNDS IN CASE THE MARKET BECOMES MORE DIFFICULT?
A. Bonds comprise about 14% of investments, and they should outperform stocks in the event of a market decline. Furthermore, I've minimized holdings in stocks with high P/E ratios and have tried to focus on growth companies selling at reasonable valuations. In addition, at the period's end, slightly under 10% of the portfolios was invested overseas either in international oil stocks, growth stocks like Vodafone, or restructurings such as Alcatel and Credit Suisse.
Q. THE ECONOMY HAS STRENGTHENED LATELY AND YOU STILL OWN BONDS? WHY?
A. Bonds were originally purchased as a short-term tactical move to hedge against slowing corporate earnings growth in 1996. Earnings growth did slow as expected in 1996, but the stock market did not correct as it normally has done in the past. With Treasury bond yields at 3 1/2 times the yield on the S&P 500, I consider bonds a good safety cushion in an expensive market. I have no plans to add to the position and my next move will be to sell them either when inflation accelerates or after they outperform equities.
Q. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
A. I own the tobacco stocks because they operate a profitable business that has offered above-average returns to shareholders over the long-term. The stocks provide better-than-average earnings growth, lower-than-average P/E ratios and high yields. Nothing this year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" far in excess of any reasonable estimate of potential liabilities. In spite of the barrage of litigation over the past 10 years and the occurrence of the "Marlboro Friday" price-cutting incident, Philip Morris has appreciated five-and-a-half fold over the 10-year period - versus a fourfold increase in the S&P 500 - and also has paid a higher dividend yield compared to the market during the entire time.
Q. WHAT IMPACT WILL A RISING DOLLAR HAVE ON THE STOCK MARKET?
A. A rising dollar acts as a drag on the economy by slowing exports and suppressing corporate earnings. Historically, a stronger dollar has coincided with the outperformance of smaller-cap stocks as well as the outperformance of domestic companies, such as retailers, restaurants, apparel makers and financials.
Q. ARE THE DESTINY FUNDS BECOMING TOO LARGE TO MANAGE? ARE YOU RUNNING OUT OF IDEAS?
A. The funds have not become too large to manage and we're definitely not running out of ideas. There are many more issues to invest in and market caps are much larger. Since 1991, there have been 3,947 domestic initial public offerings, and some of these - including Allstate Insurance and Lucent Technologies - have been huge. Also, 10 years ago there were no companies with market caps in excess of $100 billion, and now we have several, including GE, Coca-Cola, Exxon, Merck, Intel and Microsoft.
Q. WHAT'S YOUR OUTLOOK?
A. With the market continuing to advance over the past six months and Fed policy becoming restrictive with interest rates rising, the investing climate has become more precarious. As the period came to a close, some sectors of the market, such as the average NASDAQ stock, were already in a correction. This makes sense because investors typically sell off more volatile holdings when they become anxious and hold on to the large-cap growth stocks with which they are more familiar. Consequently, this is a time to shift expectations downward at least for the near-term. However, whatever the shorter term holds, remember that since 1945 the stock market has risen 70% of the time, so chances are if one year is down, the next two very well could be up. Destiny shareholders have done well by remaining focused on long-term opportunities and goals, and this will continue to be important over the next year.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital growth
START DATE: Destiny I: July 10, 1970; Destiny II:
December 30, 1985
SIZE: as of March 31, 1997, Destiny I: more than $4.8 billion; Destiny II: more than $2.8 billion
MANAGER: George Vanderheiden, Destiny I
since 1980, Destiny II since 1985; joined
Fidelity in 1971
(checkmark)
GEORGE VANDERHEIDEN ON STEERING THE FUNDS
THROUGH DIFFICULT MARKET PHASES:
"One of the ways to protect a portfolio of stocks going into a difficult market is to emphasize companies with reliable and above-average earnings growth rates whose stock carries a dividend yield equal to or better than that of the broad market, and whose stock valuation is lower than that of the market. In looking at the top 10 equity positions in the Destiny portfolios at the period's end, 80% of the assets were in growth companies, such as Philip Morris, Fannie Mae, Fleet Financial, IBM, Freddie
Mac, Columbia/HCA Healthcare and
Vodafone. This combined group of
companies has an earnings growth rate of 14%, which is nearly twice that of the S&P
500. The average dividend yield of this group of companies is 2%, similar to that of the S&P
500. The average price-to-earnings ratio of this group of stocks - based on 1997 earnings - is 14, while that of the S&P 500 is 17. I take much comfort that these companies in aggregate have better earnings prospects than the S&P 500, yet sell for a lower valuation. In a rising market, they've got superior growth going for them and, in a falling market, they've got conservative valuation giving them support."
FIDELITY DESTINY PORTFOLIOS: DESTINY I

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
  1987/03/31      10000.00                    10000.00
  1987/04/30       9993.42                     9911.00
  1987/05/31      10065.83                     9997.23
  1987/06/30      10487.16                    10502.09
  1987/07/31      11119.16                    11034.54
  1987/08/31      11709.42                    11446.13
  1987/09/30      11432.28                    11195.46
  1987/10/31       8529.94                     8783.96
  1987/11/30       7798.58                     8060.16
  1987/12/31       8665.54                     8673.54
  1988/01/31       8981.26                     9038.69
  1988/02/29       9612.69                     9459.90
  1988/03/31       9388.36                     9167.59
  1988/04/30       9596.07                     9269.35
  1988/05/31       9637.61                     9349.99
  1988/06/30      10335.51                     9779.15
  1988/07/31      10235.81                     9741.99
  1988/08/31       9797.57                     9410.77
  1988/09/30      10181.96                     9811.66
  1988/10/31      10318.63                    10084.43
  1988/11/30      10079.45                     9940.22
  1988/12/31      10353.23                    10114.17
  1989/01/31      11230.47                    10854.53
  1989/02/28      10978.59                    10584.25
  1989/03/31      11230.47                    10830.87
  1989/04/30      11742.92                    11392.99
  1989/05/31      12463.82                    11854.41
  1989/06/30      12185.89                    11786.84
  1989/07/31      13002.33                    12851.19
  1989/08/31      13354.32                    13103.07
  1989/09/30      13463.11                    13049.35
  1989/10/31      13009.81                    12746.60
  1989/11/30      13073.27                    13006.63
  1989/12/31      12997.54                    13318.79
  1990/01/31      12219.99                    12425.10
  1990/02/28      12479.18                    12585.39
  1990/03/31      12747.96                    12918.90
  1990/04/30      12335.19                    12595.93
  1990/05/31      13698.30                    13824.03
  1990/06/30      13669.50                    13730.02
  1990/07/31      13285.52                    13686.09
  1990/08/31      11925.05                    12448.87
  1990/09/30      11121.34                    11842.61
  1990/10/31      11040.97                    11791.68
  1990/11/30      11985.33                    12553.43
  1990/12/31      12588.11                    12903.67
  1991/01/31      13944.37                    13466.27
  1991/02/28      14908.83                    14429.10
  1991/03/31      15260.45                    14778.29
  1991/04/30      15451.33                    14813.76
  1991/05/31      16375.60                    15453.71
  1991/06/30      15300.63                    14745.93
  1991/07/31      16315.32                    15433.09
  1991/08/31      16868.85                    15798.86
  1991/09/30      16584.37                    15535.01
  1991/10/31      16510.61                    15743.18
  1991/11/30      15499.11                    15108.73
  1991/12/31      17487.53                    16837.17
  1992/01/31      17676.52                    16524.00
  1992/02/29      18321.33                    16738.81
  1992/03/31      17909.99                    16412.41
  1992/04/30      18554.79                    16894.93
  1992/05/31      18710.43                    16977.72
  1992/06/30      18388.03                    16724.75
  1992/07/31      19132.89                    17408.79
  1992/08/31      18625.64                    17051.91
  1992/09/30      18813.27                    17253.12
  1992/10/31      18700.69                    17313.51
  1992/11/30      19601.33                    17903.90
  1992/12/31      20137.29                    18124.12
  1993/01/31      20759.14                    18276.36
  1993/02/28      20825.30                    18524.92
  1993/03/31      21857.30                    18915.79
  1993/04/30      21989.61                    18458.03
  1993/05/31      22611.46                    18952.71
  1993/06/30      22783.46                    19007.67
  1993/07/31      23074.53                    18931.64
  1993/08/31      23869.46                    19649.15
  1993/09/30      23869.46                    19497.85
  1993/10/31      24747.22                    19901.46
  1993/11/30      24591.49                    19712.39
  1993/12/31      25457.37                    19950.91
  1994/01/31      27077.80                    20629.24
  1994/02/28      26668.90                    20070.19
  1994/03/31      25411.94                    19195.13
  1994/04/30      26169.15                    19440.83
  1994/05/31      26366.02                    19759.66
  1994/06/30      25623.96                    19275.55
  1994/07/31      26472.03                    19907.78
  1994/08/31      27668.42                    20724.00
  1994/09/30      26805.20                    20216.27
  1994/10/31      27395.83                    20671.13
  1994/11/30      26456.89                    19918.29
  1994/12/31      26584.96                    20213.68
  1995/01/31      26839.71                    20737.82
  1995/02/28      27749.53                    21545.97
  1995/03/31      28531.98                    22181.79
  1995/04/30      29605.57                    22835.05
  1995/05/31      30988.50                    23747.76
  1995/06/30      32043.89                    24299.42
  1995/07/31      33190.26                    25105.19
  1995/08/31      33481.40                    25168.21
  1995/09/30      34172.87                    26230.30
  1995/10/31      34445.81                    26136.66
  1995/11/30      35428.42                    27284.06
  1995/12/31      36408.17                    27809.55
  1996/01/31      37088.15                    28756.19
  1996/02/29      36952.15                    29022.76
  1996/03/31      36855.01                    29302.25
  1996/04/30      37554.42                    29734.16
  1996/05/31      38370.40                    30501.01
  1996/06/30      38642.39                    30617.22
  1996/07/31      37457.28                    29264.55
  1996/08/31      37768.13                    29881.74
  1996/09/30      39652.65                    31563.48
  1996/10/31      41168.04                    32434.00
  1996/11/30      44295.96                    34885.69
  1996/12/31      43160.30                    34194.60
  1997/01/31      45271.99                    36331.08
  1997/02/28      45681.40                    36615.92
  1997/03/31      43332.68                    35111.37
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny I on March 31, 1987. As the chart shows, by March 31, 1997, the value of the investment would have grown to $43,333 - a 333.33% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,111 - a 251.11% increase. CUMULATIVE TOTAL RETURNS
PERIOD ENDED                    PAST 6   PAST 1   PAST 5    PAST 10
MARCH 31, 1997                  MONTHS   YEAR     YEARS     YEARS

Destiny I                       9.28%    17.58%   141.95%   333.33%

S&P 500(registered trademark)   11.24%   19.82%   113.93%   251.11%

AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENDED             PAST 1   PAST 5   PAST 10
MARCH 31, 1997           YEAR     YEARS    YEARS

Destiny I                17.58%   19.33%   15.79%

$50/month 15-Year Plan   -43.80   15.02%   14.28%
                         %

The charts above show Destiny I total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Fidelity Systematic Investment Plans (the Plans); the figures provided for a "$50/month 15 year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a widely recognized, unmanaged index of common stocks, include reinvestment of dividends. The S&P 500 figure for one year is published by S&P. The S&P 500 is a registered trademark of Standard & Poor's Corporation.
All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. FIDELITY DESTINY PORTFOLIOS: DESTINY II

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
  1987/03/31       9700.00                    10000.00
  1987/04/30       9544.41                     9911.00
  1987/05/31       9554.14                     9997.23
  1987/06/30       9949.66                    10502.09
  1987/07/31      10435.89                    11034.54
  1987/08/31      10855.00                    11446.13
  1987/09/30      10588.29                    11195.46
  1987/10/31       7855.95                     8783.96
  1987/11/30       7262.67                     8060.16
  1987/12/31       7970.23                     8673.54
  1988/01/31       8286.26                     9038.69
  1988/02/29       8789.12                     9459.90
  1988/03/31       8765.27                     9167.59
  1988/04/30       8922.29                     9269.35
  1988/05/31       8898.44                     9349.99
  1988/06/30       9506.64                     9779.15
  1988/07/31       9445.02                     9741.99
  1988/08/31       9144.90                     9410.77
  1988/09/30       9528.50                     9811.66
  1988/10/31       9727.26                    10084.43
  1988/11/30       9596.08                     9940.22
  1988/12/31       9784.63                    10114.17
  1989/01/31      10578.42                    10854.53
  1989/02/28      10406.30                    10584.25
  1989/03/31      10716.12                    10830.87
  1989/04/30      11254.76                    11392.99
  1989/05/31      11848.97                    11854.41
  1989/06/30      11746.17                    11786.84
  1989/07/31      12733.07                    12851.19
  1989/08/31      13066.15                    13103.07
  1989/09/30      13292.31                    13049.35
  1989/10/31      12874.94                    12746.60
  1989/11/30      13086.71                    13006.63
  1989/12/31      13168.59                    13318.79
  1990/01/31      12319.29                    12425.10
  1990/02/28      12572.32                    12585.39
  1990/03/31      12893.56                    12918.90
  1990/04/30      12567.92                    12595.93
  1990/05/31      13685.74                    13824.03
  1990/06/30      13745.23                    13730.02
  1990/07/31      13589.66                    13686.09
  1990/08/31      12258.14                    12448.87
  1990/09/30      11480.28                    11842.61
  1990/10/31      11338.44                    11791.68
  1990/11/30      12196.37                    12553.43
  1990/12/31      12574.87                    12903.67
  1991/01/31      13453.92                    13466.27
  1991/02/28      14622.10                    14429.10
  1991/03/31      15118.75                    14778.29
  1991/04/30      15174.71                    14813.76
  1991/05/31      16039.96                    15453.71
  1991/06/30      15097.43                    14745.93
  1991/07/31      16035.15                    15433.09
  1991/08/31      16528.06                    15798.86
  1991/09/30      16465.55                    15535.01
  1991/10/31      16686.75                    15743.18
  1991/11/30      15862.03                    15108.73
  1991/12/31      17734.13                    16837.17
  1992/01/31      17741.88                    16524.00
  1992/02/29      18101.17                    16738.81
  1992/03/31      17610.06                    16412.41
  1992/04/30      17871.12                    16894.93
  1992/05/31      18042.35                    16977.72
  1992/06/30      17724.56                    16724.75
  1992/07/31      18221.97                    17408.79
  1992/08/31      17826.80                    17051.91
  1992/09/30      18031.30                    17253.12
  1992/10/31      18158.41                    17313.51
  1992/11/30      18617.14                    17903.90
  1992/12/31      18978.10                    18124.12
  1993/01/31      19478.08                    18276.36
  1993/02/28      19884.69                    18524.92
  1993/03/31      20613.58                    18915.79
  1993/04/30      20815.37                    18458.03
  1993/05/31      21635.80                    18952.71
  1993/06/30      21937.52                    19007.67
  1993/07/31      22179.52                    18931.64
  1993/08/31      23483.83                    19649.15
  1993/09/30      23738.41                    19497.85
  1993/10/31      23754.12                    19901.46
  1993/11/30      22971.54                    19712.39
  1993/12/31      23657.64                    19950.91
  1994/01/31      24592.59                    20629.24
  1994/02/28      24412.28                    20070.19
  1994/03/31      23280.32                    19195.13
  1994/04/30      23514.06                    19440.83
  1994/05/31      23243.18                    19759.66
  1994/06/30      22234.72                    19275.55
  1994/07/31      22978.89                    19907.78
  1994/08/31      24067.33                    20724.00
  1994/09/30      23441.39                    20216.27
  1994/10/31      24234.24                    20671.13
  1994/11/30      22905.86                    19918.29
  1994/12/31      23229.27                    20213.68
  1995/01/31      22992.80                    20737.82
  1995/02/28      24282.93                    21545.97
  1995/03/31      25190.54                    22181.79
  1995/04/30      26362.44                    22835.05
  1995/05/31      27099.41                    23747.76
  1995/06/30      29163.56                    24299.42
  1995/07/31      31402.35                    25105.19
  1995/08/31      31674.77                    25168.21
  1995/09/30      32254.55                    26230.30
  1995/10/31      31430.29                    26136.66
  1995/11/30      32128.82                    27284.06
  1995/12/31      31783.07                    27809.55
  1996/01/31      32241.44                    28756.19
  1996/02/29      32030.74                    29022.76
  1996/03/31      32352.34                    29302.25
  1996/04/30      32559.35                    29734.16
  1996/05/31      32706.51                    30501.01
  1996/06/30      32675.93                    30617.22
  1996/07/31      31155.71                    29264.55
  1996/08/31      31942.03                    29881.74
  1996/09/30      33221.98                    31563.48
  1996/10/31      34008.30                    32434.00
  1996/11/30      36209.99                    34885.69
  1996/12/31      35497.46                    34194.60
  1997/01/31      37055.57                    36331.08
  1997/02/28      36558.20                    36615.92
  1997/03/31      35299.40                    35111.37
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny II on March 31, 1987. As the chart shows, by March 31, 1997, the value of the investment would have grown to $45,090 - a 350.90% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,111 - a 251.11% increase. CUMULATIVE TOTAL RETURNS
PERIOD ENDED                    PAST 6   PAST 1   PAST 5    PAST 10
MARCH 31, 1997                  MONTHS   YEAR     YEARS     YEARS

Destiny II                      9.18%    17.19%   139.36%   350.90%

S&P 500(registered trademark)   11.24%   19.82%   113.93%   251.11%

AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENDED             PAST 1   PAST 5   PAST 10
MARCH 31, 1997           YEAR     YEARS    YEARS

Destiny II               17.19%   19.07%   16.25%

$50/month 15-Year Plan   -43.98   14.78%   14.73%
                         %

The charts above show Destiny II total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Fidelity Systematic Investment Plans (the Plans); the figures provided for a "$50/month 15 year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a widely recognized, unmanaged index of common stocks, include reinvestment of dividends. The S&P 500 figure for one year is published by S&P. The S&P 500 is a registered trademark of Standard & Poor's Corporation.
All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. INVESTMENT CHANGES


TOP TEN EQUITY HOLDINGS - DESTINY I
AS OF MARCH 31, 1997                     AS OF SEPTEMBER 30, 1996
Philip Morris Companies, Inc.            Federal National Mortgage Association
Federal National Mortgage Association    Philip Morris Companies, Inc.
Fleet Financial Group, Inc.              Compaq Computer Corp.
General Motors Corp.                     General Motors Corp.
International Business Machines Corp.    Fleet Financial Group, Inc.
Federal Home Loan Mortgage Corporation   Royal Dutch Petroleum Co. ADR
Royal Dutch Petroleum Co. ADR            Columbia/HCA Healthcare Corp.
Columbia/HCA Healthcare Corp.            International Business Machines Corp.
Vodafone Group PLC sponsored ADR         Federal Home Loan Mortgage Corporation
du Pont (E.I.) de Nemours & Co.          du Pont (E.I.) de Nemours & Co.
TOP TEN EQUITY HOLDINGS - DESTINY II
AS OF MARCH 31, 1997                     AS OF SEPTEMBER 30, 1996
Philip Morris Companies, Inc.            Federal National Mortgage Association
Federal National Mortgage Association    Philip Morris Companies, Inc.
Fleet Financial Group, Inc.              Compaq Computer Corp.
General Motors Corp.                     General Motors Corp.
International Business Machines Corp.    Fleet Financial Group, Inc.
Royal Dutch Petroleum Co. ADR            Royal Dutch Petroleum Co. ADR
Federal Home Loan Mortgage Corporation   Columbia/HCA Healthcare Corp.
Columbia/HCA Healthcare Corp.            International Business Machines Corp.
Vodafone Group PLC sponsored ADR         Federal Home Loan Mortgage Corporation
du Pont (E.I.) de Nemours & Co.          du Pont (E.I.) de Nemours & Co.
TOP FIVE MARKET SECTORS - DESTINY I

AS OF MARCH 31, 1997   % OF FUND'S INVESTMENTS   AS OF SEPTEMBER 30, 1996   % OF FUND'S INVESTMENTS

Finance                 18.4%                    Finance                     17.9%

Technology              12.1%                    Technology                  13.0%

Nondurables             8.6%                     Energy                      7.7%

Energy                  7.6%                     Nondurables                 7.3%

Utilities               7.0%                     Durables                    7.0%


TOP FIVE MARKET SECTORS - DESTINY II

AS OF MARCH 31, 1997   % OF FUND'S INVESTMENTS   AS OF SEPTEMBER 30, 1996   % OF FUND'S INVESTMENTS

Finance                 16.6%                    Finance                     16.5%

Technology              11.9%                    Technology                  12.3%

Nondurables             8.8%                     Energy                      7.4%

Energy                  7.3%                     Nondurables                 7.1%

Utilities               6.8%                     Durables                    6.7%


FIDELITY DESTINY PORTFOLIOS: DESTINY I
INVESTMENTS MARCH 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 81.6%
  VALUE
 SHARES (NOTE 1)
AEROSPACE & DEFENSE - 1.4%
AEROSPACE & DEFENSE - 0.9%
Boeing Co.   398,700 $ 39,319,394
Gulfstream Aerospace Corp. (a)  92,900  2,020,575
  41,339,969
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   519,900  23,460,488
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  37,600  648,600
Newport News Shipbuilding, Inc.   108,500  1,573,250
  2,221,850
TOTAL AEROSPACE & DEFENSE   67,022,307
BASIC INDUSTRIES - 4.4%
CHEMICALS & PLASTICS - 2.7%
Air Products & Chemicals, Inc.   129,900  8,816,963
du Pont (E.I.) de Nemours & Co.   817,700  86,676,200
Raychem Corp.   207,400  17,084,575
Union Carbide Corp.   405,800  17,956,650
  130,534,388
IRON & STEEL - 0.0%
Inland Steel Industries, Inc.   10,800  210,600
METALS & MINING - 0.0%
Aluminum Co. of America  16,200  1,101,600
Special Metals Corp.   18,000  315,000
  1,416,600
PACKAGING & CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)  1,385,300  34,113,013
Tupperware Corp.   81,900  2,743,650
  36,856,663
PAPER & FOREST PRODUCTS - 0.9%
Boise Cascade Corp.   269,100  8,207,550
Champion International Corp.   419,700  19,096,350
International Paper Co.   231,900  9,015,113
Temple-Inland, Inc.   76,100  3,995,250
Willamette Industries, Inc.   51,200  3,200,000
  43,514,263
TOTAL BASIC INDUSTRIES   212,532,514
CONSTRUCTION & REAL ESTATE - 0.7%
CONSTRUCTION - 0.6%
Centex Corp.   151,700  5,347,425
D.R. Horton, Inc.   296,680  3,189,310
Fleetwood Enterprises, Inc.   645,307  16,132,675

  VALUE
 SHARES (NOTE 1)
Kaufman & Broad Home Corp.   320,100 $ 4,241,325
U.S. Home Corp. (a)  34,300  870,363
  29,781,098
ENGINEERING - 0.1%
Fluor Corp.   116,500  6,116,250
TOTAL CONSTRUCTION & REAL ESTATE   35,897,348
DURABLES - 5.0%
AUTOS, TIRES, & ACCESSORIES - 4.7%
Circuit City Stores, Inc. CarMax Group  31,300  469,500
Cummins Engine Co., Inc.   280,000  14,350,000
Dana Corp.   116,900  3,843,088
Discount Auto Parts, Inc. (a)  248,300  3,972,800
Federal-Mogul Corp.   238,100  5,863,213
General Motors Corp.   2,453,107  135,840,800
Gentex Corp. (a)  13,300  262,675
Goodyear Tire & Rubber Co.   96,000  5,016,000
Honda Motor Co. Ltd.   380,000  11,328,163
Magna International, Inc. Class A  357,000  17,675,310
Superior Industries International, Inc.   437,600  9,900,700
Volvo AB Class B  696,000  18,545,678
  227,067,927
CONSUMER ELECTRONICS - 0.1%
Newell Co.   219,200  7,343,200
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  535,200  6,154,800
Liz Claiborne, Inc.   82,700  3,607,788
  9,762,588
TOTAL DURABLES   244,173,715
ENERGY - 7.6%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   531,100  11,352,263
OIL & GAS - 7.4%
Amerada Hess Corp.   208,500  11,050,500
Anadarko Petroleum Corp.   29,600  1,661,300
Atlantic Richfield Co.   303,300  40,945,500
British Petroleum PLC ADR  381,847  52,408,501
Burlington Resources, Inc.   511,400  21,862,350
Canada Occidental Petroleum Ltd.   431,400  7,945,325
Chevron Corp.   30,700  2,137,488
Elf Aquitaine SA sponsored ADR  107,764  5,307,377
Enron Oil & Gas Co.   31,900  661,925
Kerr-McGee Corp.   101,200  6,261,750
Louisiana Land & Exploration Co.   389,200  18,438,350
Mobil Corp.   30,700  4,010,188
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Noble Affiliates, Inc.   48,400 $ 1,827,100
Occidental Petroleum Corp.   691,800  17,035,575
Royal Dutch Petroleum Co. ADR  648,400  113,470,000
Santa Fe Energy Resources, Inc. (a)  310,300  4,305,413
Sun Co., Inc.   293,300  7,662,463
Tosco Corp.   1,053,300  30,019,050
Total SA:
 Class B  53,556  4,624,298
 sponsored ADR  156,636  6,637,451
Union Pacific Resources Group, Inc.   83,800  2,241,650
  360,513,554
TOTAL ENERGY   371,865,817
FINANCE - 18.4%
BANKS - 0.6%
BankAmerica Corp.   41,700  4,201,275
Canadian Imperial Bank of Commerce  44,800  1,012,777
Credit Suisse Group (Reg.)  76,300  9,099,638
NationsBank Corp.   194,600  10,775,975
State Street Boston Corp.   51,400  3,565,875
  28,655,540
CREDIT & OTHER FINANCE - 3.7%
Beneficial Corp.   6,500  420,063
Fleet Financial Group, Inc.   3,068,430  175,667,618
Homeside, Inc.   8,700  128,325
Transamerica Corp.   33,300  2,980,350
  179,196,356
FEDERAL SPONSORED CREDIT - 9.1%
Federal Home Loan Mortgage Corporation 4,250,000 115,812,500 Federal National Mortgage Association 9,029,100 326,176,238
  441,988,738
INSURANCE - 4.5%
AFLAC, Inc.   172,600  6,472,500
Allmerica Financial Corp.   235,200  8,261,400
Allstate Corp.   1,227,490  72,882,219
American International Group, Inc.   389,200  45,682,350
CIGNA Corp.   21,600  3,156,300
Equitable of Iowa Companies  26,300  1,315,000
General Re Corp.   148,100  23,399,800
Loews Corp.   41,200  3,661,650
MGIC Investment Corp.   136,000  9,622,000
Nationwide Financial Services, Inc. Class A  25,100  646,325

  VALUE
 SHARES (NOTE 1)
Provident Companies, Inc.   18,700 $ 1,023,825
Providian Corp.   392,200  20,982,700
Reliastar Financial Corp.   69,723  4,122,372
Torchmark Corp.   248,000  13,733,000
Travelers Property Casualty Corp. Class A  60,100  1,908,175
UNUM Corp.   22,000  1,606,000
  218,475,616
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   242,250  15,201,188
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp.   427,200  10,947,000
TOTAL FINANCE   894,464,438
HEALTH - 5.1%
DRUGS & PHARMACEUTICALS - 1.6%
American Home Products Corp.   18,600  1,116,000
Amgen, Inc. (a)  325,700  18,198,488
Astra AB Class A Free shares  517,200  24,867,845
Idexx Laboratories, Inc.   167,700  2,347,800
Novartis AG (Reg.) (a)  7,000  8,630,998
Pharmacia & Upjohn, Inc.   22,800  835,050
Schering-Plough Corp.   283,400  20,617,350
Warner-Lambert Co.   30,600  2,646,900
  79,260,431
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Abbott Laboratories  18,300  1,027,088
Allegiance Corp.   35,120  777,030
Baxter International, Inc.   74,600  3,217,125
Biomet, Inc.   409,800  6,915,375
Guidant Corp.   8,800  541,200
Johnson & Johnson  46,900  2,479,838
St. Jude Medical, Inc. (a)  407,400  13,596,975
  28,554,631
MEDICAL FACILITIES MANAGEMENT - 2.9%
Columbia/HCA Healthcare Corp.   2,992,287  100,615,650
Health Management Associates, Inc.
 Class A (a)  23,600  560,500
Humana, Inc. (a)  580,800  12,777,600
Tenet Healthcare Corp. (a)  517,200  12,736,050
United HealthCare Corp.   257,500  12,263,438
  138,953,238
TOTAL HEALTH   246,768,300
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  299,700 $ 10,564,425
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
ELECTRICAL EQUIPMENT - 1.1%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  109,700  13,189,679
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  13,600  325,365
Emerson Electric Co.   103,200  4,644,000
General Electric Co.   224,000  22,232,000
Scientific-Atlanta, Inc.   255,600  3,897,900
Sensormatic Electronics Corp.   99,900  1,685,813
Westinghouse Electric Corp.   358,400  6,361,600
  52,336,357
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Caterpillar, Inc.   194,800  15,632,700
Dover Corp.   25,400  1,333,500
Ultratech Stepper, Inc. (a)  177,200  3,920,550
  20,886,750
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   513,100  14,815,763
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   88,038,870
MEDIA & LEISURE - 2.3%
BROADCASTING - 0.0%
HSN, Inc. (a)  73,580  1,867,093
ENTERTAINMENT - 0.4%
Cedar Fair LP (depositary unit)  17,800  671,950
Royal Caribbean Cruises Ltd.   651,400  19,867,700
  20,539,650
LEISURE DURABLES & TOYS - 0.6%
Nintendo Co. Ltd. Ord.   362,600  26,012,992
LODGING & GAMING - 0.7%
Circus Circus Enterprises, Inc. (a) 556,500 14,469,000 Mirage Resorts, Inc. (a) 462,500 9,828,125
Sun International Hotels Ltd. Ord. (a)  298,300  10,440,500
  34,737,625
RESTAURANTS - 0.6%
Brinker International, Inc. (a)  186,500  2,354,563
McDonald's Corp.   565,000  26,696,250
Papa John's International, Inc. (a)  6,100  160,888
  29,211,701
TOTAL MEDIA & LEISURE   112,369,061

  VALUE
 SHARES (NOTE 1)
NONDURABLES - 8.6%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   100,500 $ 1,997,438
TOBACCO - 8.6%
Philip Morris Companies, Inc.   3,170,600  361,844,725
RJR Nabisco Holdings Corp.   1,677,798  54,108,986
UST, Inc.   86,900  2,422,338
  418,376,049
TOTAL NONDURABLES   420,373,487
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   80,500  1,901,231
Santa Fe Pacific Gold Corp.   165,375  2,728,688
  4,629,919
RETAIL & WHOLESALE - 5.9%
APPAREL STORES - 0.2%
TJX Companies, Inc.   238,325  10,188,394
DRUG STORES - 0.1%
CVS Corp.   79,800  3,680,775
GENERAL MERCHANDISE STORES - 1.9%
Federated Department Stores, Inc. (a)  400,673  13,172,125
Wal-Mart Stores, Inc.   2,901,600  80,882,100
  94,054,225
GROCERY STORES - 0.1%
Safeway, Inc. (a)  95,900  4,447,363
RETAIL & WHOLESALE, MISCELLANEOUS - 3.6%
Circuit City Stores, Inc. Circuit City Group 1,562,700 52,155,113 Corporate Express, Inc. (a) 162,300 1,663,575
Home Depot, Inc. (The)  855,200  45,753,200
Lowe's Companies, Inc.   818,200  30,580,225
Officemax, Inc. (a)  741,750  9,642,750
Office Depot, Inc. (a)  115,400  2,351,275
Rex Stores Corp. (a)  90,400  802,300
Staples, Inc. (a)  137,100  2,759,138
Toys "R" Us, Inc. (a)  620,900  17,385,200
U.S. Office Products Co. (a)  231,500  5,729,625
Viking Office Products, Inc. (a)  268,300  5,198,313
  174,020,714
TOTAL RETAIL & WHOLESALE   286,391,471
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
SERVICES - 0.1%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   33,300 $ 1,756,575
SERVICES - 0.0%
HCIA, Inc. (a)  15,900  266,325
TOTAL SERVICES   2,022,900
TECHNOLOGY - 12.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Cisco Systems, Inc. (a)  80,100  3,854,813
Nokia Corp. AB sponsored ADR  49,100  2,860,075
  6,714,888
COMPUTER SERVICES & SOFTWARE - 1.9%
America Online, Inc. (a)  46,500  1,970,438
American Management Systems, Inc. (a)  36,600  805,200
Automatic Data Processing, Inc.   340,400  14,254,250
CUC International, Inc. (a)  74,600  1,678,500
Ceridian Corp. (a)  138,200  4,957,925
Cerner Corp. (a)  9,200  120,750
CompUSA, Inc. (a)  144,800  2,280,600
Electronic Data Systems Corp.  304,300  12,286,113
First Data Corp.   400,500  13,566,938
Microsoft Corp. (a)  97,400  8,930,363
Netscape Communications Corp.  (a)  60,300  1,812,769
Oracle Systems Corp. (a)  212,000  8,175,250
Paychex, Inc.   146,400  6,020,700
Policy Management Systems Corp. (a)  316,900  13,824,763
  90,684,559
COMPUTERS & OFFICE EQUIPMENT - 5.6%
Adaptec, Inc. (a)  3,600  128,700
Bay Networks, Inc. (a)  743,900  13,297,213
Compaq Computer Corp.  (a)  975,300  74,732,363
Hewlett-Packard Co.   265,800  14,153,850
Ingram Micro, Inc. Class A (a)  41,200  860,050
International Business Machines Corp.   849,100  116,645,113
SCI Systems, Inc. (a)  808,700  40,940,438
Seagate Technology (a)  184,200  8,265,975
Silicon Graphics, Inc. (a)  44,200  861,900
Tech Data Corp. (a)  188,600  4,549,975
  274,435,577
ELECTRONIC INSTRUMENTS - 1.2%
Applied Materials, Inc. (a)  251,000  11,640,125
Cognex Corp. (a)  117,300  2,228,700
KLA Instruments Corp. (a)  73,100  2,668,150

  VALUE
 SHARES (NOTE 1)
Lam Research Corp. (a)  292,400 $ 9,868,500
Novellus Systems, Inc. (a)  150,400  10,377,600
Teradyne, Inc. (a)  359,400  10,377,675
Thermo Electron Corp. (a)  130,400  4,026,100
Varian Associates, Inc.   140,900  7,538,150
  58,725,000
ELECTRONICS - 3.3%
AMP, Inc.   849,000  29,184,375
Atmel Corp. (a)  156,600  3,748,613
Intel Corp.   239,300  33,292,613
Methode Electronics, Inc. Class A  1,376,500  19,271,000
Microchip Technology, Inc. (a)  44,250  1,327,500
Molex, Inc.   115,668  4,048,380
Motorola, Inc.   11,800  712,425
National Semiconductor Corp. (a)  21,700  596,750
Solectron Corp. (a)  856,300  42,922,038
Storage Technology Corp. (a)  130,000  5,102,500
Texas Instruments, Inc.   268,000  20,066,500
Thomas & Betts Corp.   8,800  376,200
Xilinx, Inc. (a)  3,300  160,875
  160,809,769
TOTAL TECHNOLOGY   591,369,793
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.2%
Continental Airlines, Inc. Class B (a)  81,000  2,541,375
Delta Air Lines, Inc.   47,400  3,987,525
Northwest Airlines Corp. Class A (a)  101,800  3,830,225
  10,359,125
RAILROADS - 0.5%
Bombardier, Inc. Class B  207,700  3,757,817
Burlington Northern Santa Fe Corp.   98,200  7,266,800
CSX Corp.   287,400  13,364,100
  24,388,717
SHIPPING - 0.1%
Stolt-Nielsen SA  66,900  1,154,025
Stolt-Nielsen SA Class B sponsored ADR  183,300  3,236,391
  4,390,416
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.  37,900  734,313
Yellow Corp. (a)  153,900  2,866,388
  3,600,701
TOTAL TRANSPORTATION   42,738,959
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
UTILITIES - 7.0%
CELLULAR - 2.4%
AirTouch Communications, Inc. (a)  1,137,700 $ 26,167,100
360 Degrees Communications Co. (a)  67,200  1,159,200
Vodafone Group PLC sponsored ADR  2,034,680  89,780,255
  117,106,555
ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc.   16,800  693,000
Entergy Corp.  315,400  7,727,300
  8,420,300
GAS - 0.2%
Enron Corp.   229,100  8,705,800
TELEPHONE SERVICES - 4.2%
AT&T Corp.   375,000  13,031,250
Ameritech Corp.  354,700  21,814,050
Bell Atlantic Corp.   247,000  15,036,125
BellSouth Corp.   578,600  24,445,850
Deutsche Telekom AG  143,600  3,257,884
MCI Communications Corp.   1,165,300  41,513,813
NYNEX Corp.   528,900  24,131,063
SBC Communications, Inc.   542,200  28,533,275
Sprint Corp.   778,700  35,430,850
WorldCom, Inc. (a)  12,200  268,400
  207,462,560
TOTAL UTILITIES   341,695,215
TOTAL COMMON STOCKS
 (Cost $2,663,580,072)   3,972,918,539
U.S. TREASURY OBLIGATIONS - 14.5%
  PRINCIPAL
  AMOUNT
8 1/8%, 8/15/19  $ 493,000,000 540,914,670
stripped principal:
 0%, 2/15/19   115,000,000  23,585,350
 0%, 8/15/19   100,000,000  19,823,000
 0%, 8/15/20   392,000,000  72,037,840
 0%, 8/15/21   130,000,000  22,246,900
 0%,11/15/21   176,000,000  29,622,560
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $714,733,501)   708,230,320
CASH EQUIVALENTS - 3.9%
  VALUE
 SHARES (NOTE 1)
Taxable Central Cash Fund (b)   187,757,565 $ 187,757,565
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,566,071,138) $ 4,868,906,424
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,566,432,609. Net unrealized appreciation aggregated $1,302,473,815, of which $1,382,861,088 related to appreciated investment securities and $80,387,273 related to depreciated investment securities. FIDELITY DESTINY PORTFOLIOS: DESTINY I

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 MARCH 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $3,566,071,138) - See accompanying schedule                           $ 4,868,906,424

Cash                                                                                                             131,814

Receivable for investments sold                                                                                   32,081,238

Receivable for fund shares sold                                                                                    316,389

Dividends receivable                                                                                               8,761,612

Interest receivable                                                                                                5,712,616

Other receivables                                                                                                  123,123

 TOTAL ASSETS                                                                                                      4,916,033,216

LIABILITIES

Payable for investments purchased                                                                  $ 37,598,539

Payable for fund shares redeemed                                                                   2,903,920

Accrued management fee                                                                              1,346,105

Other payables and accrued expenses                                                                 279,768

 TOTAL LIABILITIES                                                                                                 42,128,332

NET ASSETS                                                                                                        $ 4,873,904,884

Net Assets consist of:

Paid in capital                                                                                                   $ 3,332,398,183

Undistributed net investment income                                                                                28,528,183

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                210,146,016

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign                    1,302,832,502
currencies

NET ASSETS, for 242,380,154 shares outstanding                                                                    $ 4,873,904,884

NET ASSET VALUE, offering price and redemption price per share ($4,873,904,884 (divided by) 242,380,154           $20.11
shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 35,947,276
Dividends

Interest                                                                           31,112,503

 TOTAL INCOME                                                                      67,059,779

EXPENSES

Management fee                                                     $ 11,757,420
Basic fee

 Performance adjustment                                             (1,342,663)

Transfer agent fees                                                 124,959

Accounting fees and expenses                                        405,315

Non-interested trustees' compensation                               12,994

Custodian fees and expenses                                         69,703

Registration fees                                                   115,779

Audit                                                               12,583

Legal                                                               12,452

Miscellaneous                                                       19,051

 Total expenses before reductions                                   11,187,593

 Expense reductions                                                 (220,247)      10,967,346

NET INVESTMENT INCOME                                                              56,092,433

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              223,887,358

 Foreign currency transactions                                      (5,846)        223,881,512

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              145,790,408

 Assets and liabilities in foreign currencies                       36,481         145,826,889

NET GAIN (LOSS)                                                                    369,708,401

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 425,800,834


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS         YEAR ENDED
      ENDED MARCH 31,    SEPTEMBER 30,
      1997               1996
      (UNAUDITED)



INCREASE (DECREASE) IN NET ASSETS


Operations                                                                                       $ 56,092,433      $ 103,748,711

Net investment income


 Net realized gain (loss)                                                                         223,881,512       423,288,867


 Change in net unrealized appreciation (depreciation)                                             145,826,889       112,028,342


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  425,800,834       639,065,920


Distributions to shareholders                                                                     (100,379,015)     (92,599,379)

From net investment income


 From net realized gain                                                                           (385,905,369)     (174,422,963)


 TOTAL DISTRIBUTIONS                                                                              (486,284,384)     (267,022,342)


Share transactions                                                                                78,047,404        140,978,880

Net proceeds from sales of shares


 Reinvestment of distributions                                                                    455,487,252       251,037,967


 Cost of shares redeemed                                                                          (164,628,032)     (251,968,059)


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                          368,906,624       140,048,788


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         308,423,074       512,092,366


NET ASSETS


 Beginning of period                                                                              4,565,481,810     4,053,389,444


 End of period (including undistributed net investment income of $28,528,183 and $75,121,685,    $ 4,873,904,884   $ 4,565,481,810

respectively)


OTHER INFORMATION

Shares


 Sold                                                                                             3,715,405         7,327,796




 Issued in reinvestment of distributions                                                          22,797,152        13,702,946


 Redeemed                                                                                         (7,854,639)       (13,089,630)


 Net increase (decrease)                                                                          18,657,918        7,941,112



FINANCIAL HIGHLIGHTS

      SIX MONTHS    YEARS ENDED SEPTEMBER 30,                   THREE        YEARS ENDED JUNE 30,
      ENDED                                                     MONTHS
      MARCH 31,                                                 ENDED
      1997                                                      SEPTEMBER
                                                                30,

      (UNAUDITED)   1996                        1995   1994 C   1993         1993                   1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 20.41     $ 18.78   $ 17.70   $ 16.86   $ 17.22    $ 16.54   $ 15.23

Income from Investment Operations

 Net investment income                       .24 E       .45       .41       .30       .04        .26       .31

 Net realized and unrealized gain (loss)     1.64        2.42      3.54      1.69      .75        3.16      2.55

 Total from investment operations            1.88        2.87      3.95      1.99      .79        3.42      2.86



Less Distributions

 From net investment income                  (.45)       (.43)     (.34)     (.11)     (.14)      (.30)     (.49)

 From net realized gain                      (1.73)      (.81)     (2.53)    (1.04)    (1.01)     (2.44)    (1.06)

 Total distributions                         (2.18)      (1.24)    (2.87)    (1.15)    (1.15)     (2.74)    (1.55)

Net asset value, end of period              $ 20.11     $ 20.41   $ 18.78   $ 17.70   $ 16.86    $ 17.22   $ 16.54

TOTAL RETURN B                               9.28%       16.04%    27.49%    12.30%    4.77%      23.90%    20.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)     $ 4,874     $ 4,565   $ 4,053   $ 3,273   $ 2,973    $ 2,869   $ 2,373

Ratio of expenses to average net assets      .46% A      .65%      .68%      .70%      .65% A     .66%      .61%

Ratio of expenses to average net assets      .45% A,     .65%      .68%      .70%      .65% A     .66%      .61%
after expense reductions                    F

Ratio of net investment income to            2.28% A     2.40%     2.35%     1.69%     1.11% A    1.83%     2.00%
average
net assets

Portfolio turnover rate                      35% A       42%       55%       77%       82% A      75%       75%

Average commission rate D                   $ .0463     $ .0175


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGES AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY DESTINY PORTFOLIOS: DESTINY II
INVESTMENTS MARCH 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 79.2%
  VALUE
 SHARES (NOTE 1)
AEROSPACE & DEFENSE - 1.6%
AEROSPACE & DEFENSE - 0.9%
Boeing Co.   235,100 $ 23,185,338
Gulfstream Aerospace Corp. (a)  51,800  1,126,650
  24,311,988
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.   415,900  18,767,488
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  21,500  370,875
Newport News Shipbuilding, Inc.   62,600  907,700
  1,278,575
TOTAL AEROSPACE & DEFENSE   44,358,051
BASIC INDUSTRIES - 4.1%
CHEMICALS & PLASTICS - 2.5%
Air Products & Chemicals, Inc.   69,900  4,744,463
du Pont (E.I.) de Nemours & Co.   450,100  47,710,600
Raychem Corp.   117,600  9,687,300
Union Carbide Corp.   219,600  9,717,300
  71,859,663
IRON & STEEL - 0.0%
Inland Steel Industries, Inc.   6,300  122,850
METALS & MINING - 0.0%
Aluminum Co. of America  9,300  632,400
Special Metals Corp.   10,400  182,000
  814,400
PACKAGING & CONTAINERS - 0.7%
Owens-Illinois, Inc. (a)  664,400  16,360,850
Tupperware Corp.   44,700  1,497,450
  17,858,300
PAPER & FOREST PRODUCTS - 0.9%
Boise Cascade Corp.   146,100  4,456,050
Champion International Corp.   223,800  10,182,900
Georgia-Pacific Corp.   20,000  1,450,000
International Paper Co.   123,700  4,808,838
Temple-Inland, Inc.   40,700  2,136,750
Willamette Industries, Inc.   44,000  2,750,000
  25,784,538
TOTAL BASIC INDUSTRIES   116,439,751
CONSTRUCTION & REAL ESTATE - 0.9%
CONSTRUCTION - 0.8%
Centex Corp.   82,000  2,890,500
D.R. Horton, Inc.   362,036  3,891,887

  VALUE
 SHARES (NOTE 1)
Fleetwood Enterprises, Inc.   454,041 $ 11,351,025
Kaufman & Broad Home Corp.   170,500  2,259,125
U.S. Home Corp. (a)  18,300  464,363
  20,856,900
ENGINEERING - 0.1%
Fluor Corp.   61,400  3,223,500
TOTAL CONSTRUCTION & REAL ESTATE   24,080,400
DURABLES - 4.9%
AUTOS, TIRES, & ACCESSORIES - 4.6%
Circuit City Stores, Inc. CarMax Group  18,100  271,500
Cummins Engine Co., Inc.   148,500  7,610,625
Dana Corp.   63,300  2,080,988
Discount Auto Parts, Inc. (a)  181,900  2,910,400
Federal-Mogul Corp.   127,300  3,134,763
General Motors Corp.   1,471,121  81,463,325
Gentex Corp. (a)  7,800  154,050
Goodyear Tire & Rubber Co.   50,800  2,654,300
Honda Motor Co. Ltd.   208,000  6,200,679
Magna International, Inc. Class A  203,600  10,080,373
Superior Industries International, Inc.   222,400  5,031,800
Volvo AB Class B  377,600  10,061,563
  131,654,366
CONSUMER ELECTRONICS - 0.1%
Newell Co.   119,300  3,996,550
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  254,600  2,927,900
Liz Claiborne, Inc.   47,300  2,063,463
  4,991,363
TOTAL DURABLES   140,642,279
ENERGY - 7.3%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   318,500  6,807,938
OIL & GAS - 7.0%
Amerada Hess Corp.   116,500  6,174,500
Anadarko Petroleum Corp.   15,800  886,775
Atlantic Richfield Co.   161,800  21,843,000
British Petroleum PLC ADR  194,318  26,670,146
Burlington Resources, Inc.   263,900  11,281,725
Canada Occidental Petroleum Ltd.   227,900  4,197,357
Chevron Corp.   17,800  1,239,325
Elf Aquitaine SA sponsored ADR  57,344  2,824,192
Enron Oil & Gas Co.   17,800  369,350
Kerr-McGee Corp.   59,000  3,650,625
Louisiana Land & Exploration Co.   194,200  9,200,225
Mobil Corp.   17,900  2,338,188
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Noble Affiliates, Inc.   26,200 $ 989,050
Occidental Petroleum Corp.   435,900  10,734,038
Royal Dutch Petroleum Co. ADR  376,900  65,957,500
Santa Fe Energy Resources, Inc. (a)  150,400  2,086,800
Sun Co., Inc.   172,400  4,503,950
Tosco Corp.   640,800  18,262,800
Total SA:
 Class B  29,156  2,517,478
 sponsored ADR  84,904  3,597,807
Union Pacific Resources Group, Inc.   42,300  1,131,525
  200,456,356
TOTAL ENERGY   207,264,294
FINANCE - 16.6%
BANKS - 0.6%
BankAmerica Corp.   23,900  2,407,925
Canadian Imperial Bank of Commerce  24,100  544,820
Credit Suisse Group (Reg.)  44,600  5,319,054
NationsBank Corp.   108,700  6,019,263
State Street Boston Corp.   28,600  1,984,125
  16,275,187
CREDIT & OTHER FINANCE - 3.4%
Beneficial Corp.   3,600  232,650
Fleet Financial Group, Inc.   1,678,816  96,112,216
Homeside, Inc.   5,100  75,225
Transamerica Corp.   18,500  1,655,750
  98,075,841
FEDERAL SPONSORED CREDIT - 8.0%
Federal Home Loan Mortgage Corporation 2,334,200 63,606,950 Federal National Mortgage Association 4,557,700 164,646,913
  228,253,863
INSURANCE - 4.2%
AFLAC, Inc.   91,950  3,448,125
Allmerica Financial Corp.   120,200  4,222,025
Allstate Corp.   661,745  39,291,109
American International Group, Inc.   206,350  24,220,331
CIGNA Corp.   10,900  1,592,763
Equitable of Iowa Companies  13,900  695,000
General Re Corp.   78,500  12,403,000
Loews Corp.   22,600  2,008,575
MGIC Investment Corp.   77,300  5,468,975
Nationwide Financial Services, Inc. Class A  14,700  378,525

  VALUE
 SHARES (NOTE 1)
Provident Companies, Inc.   18,100 $ 990,975
Providian Corp.   255,500  13,669,250
Reliastar Financial Corp.   42,139  2,491,468
Torchmark Corp.   142,200  7,874,325
Travelers Property Casualty Corp. Class A  32,800  1,041,400
UNUM Corp.   12,800  934,400
  120,730,246
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   123,700  7,762,175
SECURITIES INDUSTRY - 0.1%
United Asset Management Corp.   138,000  3,536,250
TOTAL FINANCE   474,633,562
HEALTH - 5.1%
DRUGS & PHARMACEUTICALS - 1.6%
American Home Products Corp.   10,800  648,000
Amgen, Inc. (a)  194,500  10,867,688
Astra AB Class A Free shares  293,300  14,102,357
Idexx Laboratories, Inc.   98,000  1,372,000
Novartis AG (Reg.) (a)  3,800  4,685,399
Pharmacia & Upjohn, Inc.   12,300  450,488
Schering-Plough Corp.   161,000  11,712,750
Warner-Lambert Co.   17,900  1,548,350
  45,387,032
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Abbott Laboratories  10,700  600,538
Allegiance Corp.   19,400  429,225
Baxter International, Inc.   40,000  1,725,000
Biomet, Inc.   221,700  3,741,188
Guidant Corp.   5,000  307,500
Johnson & Johnson  26,900  1,422,338
St. Jude Medical, Inc. (a)  234,900  7,839,788
  16,065,577
MEDICAL FACILITIES MANAGEMENT - 3.0%
Columbia/HCA Healthcare Corp.   1,781,160  59,891,505
Health Management Associates, Inc.
 Class A (a)  13,800  327,750
Humana, Inc. (a)  382,800  8,421,600
Tenet Healthcare Corp. (a)  381,100  9,384,588
United HealthCare Corp.   146,900  6,996,113
  85,021,556
TOTAL HEALTH   146,474,165
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  149,100  5,255,775
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ELECTRICAL EQUIPMENT - 1.0%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  63,500 $ 7,634,864
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  7,900  188,999
Emerson Electric Co.   52,200  2,349,000
General Electric Co.   124,500  12,356,625
Scientific-Atlanta, Inc.   135,100  2,060,275
Sensormatic Electronics Corp.   52,800  891,000
Westinghouse Electric Corp.   195,900  3,477,225
  28,957,988
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Caterpillar, Inc.   109,800  8,811,450
Dover Corp.   13,500  708,750
Ultratech Stepper, Inc. (a)  102,700  2,272,238
  11,792,438
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   275,000  7,940,625
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   48,691,051
MEDIA & LEISURE - 2.5%
BROADCASTING - 0.2%
HSN, Inc. (a)  101,145  2,566,554
Telemundo Group, Inc. Class A (a)  68,000  1,946,500
  4,513,054
ENTERTAINMENT - 0.4%
Cedar Fair LP (depositary unit)  9,300  351,075
Royal Caribbean Cruises Ltd.   343,000  10,461,500
  10,812,575
LEISURE DURABLES & TOYS - 0.6%
Nintendo Co. Ltd. Ord.   240,900  17,282,211
LODGING & GAMING - 0.7%
Circus Circus Enterprises, Inc. (a)  287,600  7,477,600
Mirage Resorts, Inc. (a)  286,000  6,077,500
Sun International Hotels Ltd. Ord. (a)  200,500  7,017,500
  20,572,600
RESTAURANTS - 0.6%
Brinker International, Inc. (a)  91,000  1,148,875
McDonald's Corp.   319,200  15,082,200
Papa John's International, Inc. (a)  3,600  94,950
  16,326,025
TOTAL MEDIA & LEISURE   69,506,465

  VALUE
 SHARES (NOTE 1)
NONDURABLES - 8.8%
HOUSEHOLD PRODUCTS - 0.1%
Premark International, Inc.   54,100 $ 1,075,238
TOBACCO - 8.7%
Philip Morris Companies, Inc.   1,904,400  217,339,650
RJR Nabisco Holdings Corp.   907,054  29,252,492
Standard Commercial Corp.   50,500  902,688
UST, Inc.   47,900  1,335,213
  248,830,043
TOTAL NONDURABLES   249,905,281
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   43,600  1,029,735
Santa Fe Pacific Gold Corp.   86,747  1,431,326
  2,461,061
RETAIL & WHOLESALE - 5.8%
APPAREL STORES - 0.2%
TJX Companies, Inc.   133,400  5,702,850
DRUG STORES - 0.1%
CVS Corp.   43,100  1,987,988
GENERAL MERCHANDISE STORES - 1.8%
Federated Department Stores, Inc. (a)  222,500  7,314,688
Wal-Mart Stores, Inc.   1,617,200  45,079,450
  52,394,138
GROCERY STORES - 0.3%
Food Lion, Inc. Class B  120,000  963,750
Safeway, Inc. (a)  163,300  7,573,038
  8,536,788
RETAIL & WHOLESALE, MISCELLANEOUS - 3.4%
Circuit City Stores, Inc. Circuit City Group  810,400  27,047,100
Corporate Express, Inc. (a)  95,000  973,750
Home Depot, Inc. (The)  489,500  26,188,250
Lowe's Companies, Inc.   518,000  19,360,250
Officemax, Inc. (a)  406,500  5,284,500
Office Depot, Inc. (a)  62,300  1,269,363
Rex Stores Corp. (a)  38,600  342,575
Staples, Inc. (a)  79,000  1,589,875
Toys "R" Us, Inc. (a)  335,800  9,402,400
U.S. Office Products Co. (a)  133,600  3,306,600
Viking Office Products, Inc. (a)  155,900  3,020,563
  97,785,226
TOTAL RETAIL & WHOLESALE   166,406,990
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   17,400 $ 917,850
SERVICES - 0.0%
HCIA, Inc. (a)  8,800  147,400
TOTAL SERVICES   1,065,250
TECHNOLOGY - 11.9%
COMMUNICATIONS EQUIPMENT - 0.1%
Cisco Systems, Inc. (a)  47,200  2,271,500
Nokia Corp. AB sponsored ADR  27,900  1,625,175
  3,896,675
COMPUTER SERVICES & SOFTWARE - 1.8%
America Online, Inc. (a)  26,700  1,131,413
American Management Systems, Inc. (a)  21,300  468,600
Automatic Data Processing, Inc.   183,000  7,663,125
CUC International, Inc. (a)  43,300  974,250
Ceridian Corp. (a)  79,900  2,866,413
Cerner Corp. (a)  5,200  68,250
CompUSA, Inc. (a)  83,700  1,318,275
Electronic Data Systems Corp.  159,300  6,431,738
First Data Corp.   232,800  7,886,100
Microsoft Corp. (a)  51,400  4,712,738
Netscape Communications Corp. (a)  34,700  1,043,169
Oracle Systems Corp. (a)  113,150  4,363,347
Paychex, Inc.   85,300  3,507,963
Policy Management Systems Corp. (a)  169,800  7,407,525
  49,842,906
COMPUTERS & OFFICE EQUIPMENT - 5.7%
Adaptec, Inc. (a)  2,000  71,500
Bay Networks, Inc. (a)  414,900  7,416,338
Compaq Computer Corp. (a)  532,700  40,818,138
Hewlett-Packard Co.   141,700  7,545,525
Ingram Micro, Inc. Class A (a)  23,500  490,563
International Business Machines Corp.   554,900  76,229,388
SCI Systems, Inc. (a)  452,000  22,882,500
Seagate Technology (a)  101,500  4,554,813
Silicon Graphics, Inc. (a)  25,100  489,450
Tech Data Corp. (a)  102,200  2,465,575
  162,963,790
ELECTRONIC INSTRUMENTS - 1.2%
Applied Materials, Inc. (a)  138,400  6,418,300
Cognex Corp. (a)  67,500  1,282,500
KLA Instruments Corp. (a)  41,000  1,496,500

  VALUE
 SHARES (NOTE 1)
Lam Research Corp. (a)  200,900 $ 6,780,375
Novellus Systems, Inc. (a)  86,500  5,968,500
Teradyne, Inc. (a)  203,600  5,878,950
Thermo Electron Corp. (a)  85,800  2,649,075
Varian Associates, Inc.   81,300  4,349,550
  34,823,750
ELECTRONICS - 3.1%
AMP, Inc.   481,600  16,555,000
Atmel Corp. (a)  111,400  2,666,638
Intel Corp.   155,300  21,606,113
Methode Electronics, Inc. Class A  129,450  1,812,300
Microchip Technology, Inc. (a)  25,350  760,500
Molex, Inc.   54,606  1,911,210
Motorola, Inc.   6,600  398,475
National Semiconductor Corp. (a)  12,100  332,750
Solectron Corp. (a)  466,298  23,373,187
Storage Technology Corp. (a)  71,400  2,802,450
Texas Instruments, Inc.   194,700  14,578,163
Thomas & Betts Corp.   5,200  222,300
Xilinx, Inc. (a)  1,800  87,750
  87,106,836
TOTAL TECHNOLOGY   338,633,957
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.2%
Continental Airlines, Inc. Class B (a)  46,700  1,465,213
Delta Air Lines, Inc.   27,700  2,330,263
Northwest Airlines Corp. Class A (a)  59,100  2,223,638
  6,019,114
RAILROADS - 0.5%
Bombardier, Inc. Class B  112,000  2,026,362
Burlington Northern Santa Fe Corp.   67,600  5,002,400
CSX Corp.   181,600  8,444,400
  15,473,162
SHIPPING - 0.1%
Stolt-Nielsen SA  61,200  1,055,700
Stolt-Nielsen SA Class B sponsored ADR  99,500  1,756,797
  2,812,497
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.  42,000  813,750
Yellow Corp. (a)  88,800  1,653,900
  2,467,650
TOTAL TRANSPORTATION   26,772,423
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
UTILITIES - 6.8%
CELLULAR - 2.3%
AirTouch Communications, Inc. (a)  719,500 $ 16,548,500
360 Degrees Communications Co. (a)  37,700  650,325
Vodafone Group PLC sponsored ADR  1,102,400  48,643,400
  65,842,225
ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc.   9,700  400,125
Entergy Corp.  183,300  4,490,850
  4,890,975
GAS - 0.2%
Enron Corp.   158,700  6,030,600
TELEPHONE SERVICES - 4.1%
AT&T Corp.   215,800  7,499,050
Ameritech Corp.  189,200  11,635,800
Bell Atlantic Corp.   132,200  8,047,675
BellSouth Corp.   305,400  12,903,150
Deutsche Telekom AG  80,500  1,826,324
MCI Communications Corp.   719,700  25,639,313
NYNEX Corp.   286,600  13,076,125
SBC Communications, Inc.   308,500  16,234,813
Sprint Corp.   454,200  20,666,100
WorldCom, Inc. (a)  7,100  156,200
  117,684,550
TOTAL UTILITIES   194,448,350
TOTAL COMMON STOCKS
 (Cost $1,623,785,519)   2,257,039,105
U.S. TREASURY OBLIGATIONS - 14.5%
  PRINCIPAL
  AMOUNT
8 1/8%, 8/15/19  $ 268,000,000  294,046,920
6 1/4%, 8/15/23   26,000,000  23,038,340
stripped principal:
 0%, 2/15/19   92,000,000  18,868,280
 0%, 8/15/19   70,000,000  13,876,100
 0%, 8/15/20   196,000,000  36,018,920
 0%, 8/15/21   78,000,000  13,348,140
 0%,11/15/21   86,000,000  14,474,660
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $420,083,088)   413,671,360
CASH EQUIVALENTS - 6.3%
  VALUE
 SHARES (NOTE 1)
Taxable Central Cash Fund (b)  180,812,403 $ 180,812,403
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,224,681,010)  $ 2,851,522,868
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.62%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,224,932,261. Net unrealized appreciation aggregated $626,590,607, of which $678,125,624 related to appreciated investment securities and $51,535,017 related to depreciated investment securities. FIDELITY DESTINY PORTFOLIOS: DESTINY II

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 MARCH 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $2,224,681,010) - See accompanying schedule                           $ 2,851,522,868

Cash                                                                                                           1,682

Receivable for investments sold                                                                                18,060,644

Receivable for fund shares sold                                                                                943,677

Dividends receivable                                                                                           4,996,303

Interest receivable                                                                                            3,638,471

Other receivables                                                                                              37,184

 TOTAL ASSETS                                                                                                  2,879,200,829

LIABILITIES

Payable for investments purchased                                                                  $ 21,766,649

Payable for fund shares redeemed                                                                   1,124,633

Accrued management fee                                                                             1,157,344

Other payables and accrued expenses                                                                201,333

 TOTAL LIABILITIES                                                                                              24,249,959

NET ASSETS                                                                                                      $ 2,854,950,870

Net Assets consist of:

Paid in capital                                                                                                  $ 2,112,919,260

Undistributed net investment income                                                                              16,211,320

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions               98,979,935

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign                    626,840,355
currencies

NET ASSETS, for 244,672,233 shares outstanding                                                                   $ 2,854,950,870

NET ASSET VALUE, offering price and redemption price per share ($2,854,950,870 (divided by) 244,672,233           $11.67
shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 20,002,097
Dividends

Interest                                                                           19,381,205

 TOTAL INCOME                                                                      39,383,302

EXPENSES

Management fee                                                     $ 8,554,263
Basic fee

 Performance adjustment                                             (910,854)

Transfer agent fees                                                 89,983

Accounting fees and expenses                                        403,078

Non-interested trustees' compensation                               9,304

Custodian fees and expenses                                         41,397

Registration fees                                                   102,158

Audit                                                               25,243

Legal                                                               6,058

Miscellaneous                                                       10,028

 Total expenses before reductions                                   8,330,658

 Expense reductions                                                 (138,250)      8,192,408

NET INVESTMENT INCOME                                                              31,190,894

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              106,614,749

 Foreign currency transactions                                      33,295         106,648,044

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              94,543,921

 Assets and liabilities in foreign currencies                       1,796          94,545,717

NET GAIN (LOSS)                                                                    201,193,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 232,384,655


STATEMENT OF CHANGES IN NET ASSETS


                                                                                                 SIX MONTHS         YEAR ENDED

                                                                                                 ENDED MARCH 31,    SEPTEMBER 30,

                                                                                                 1997               1996

                                                                                                 (UNAUDITED)


INCREASE (DECREASE) IN NET ASSETS


Operations                                                                                       $ 31,190,894       $ 54,527,132

Net investment income


 Net realized gain (loss)                                                                         106,648,044        177,717,874


 Change in net unrealized appreciation (depreciation)                                             94,545,717         95,101,281


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  232,384,655        327,346,287


Distributions to shareholders                                                                     (55,499,139)       (43,813,086)

From net investment income


 From net realized gain                                                                           (166,474,990)      (61,463,441)


 TOTAL DISTRIBUTIONS                                                                              (221,974,129)      (105,276,527)


Share transactions                                                                                162,903,534        291,742,259

Net proceeds from sales of shares


 Reinvestment of distributions                                                                    218,448,245        103,441,673


 Cost of shares redeemed                                                                          (75,218,755)       (110,608,517)


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                          306,133,024        284,575,415


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         316,543,550        506,645,175


NET ASSETS


 Beginning of period                                                                              2,538,407,320      2,031,762,145


 End of period (including undistributed net investment income of $16,211,320 and $41,533,520,    $ 2,854,950,870    $ 2,538,407,320

respectively)


OTHER INFORMATION

Shares (1996 shares adjusted for a 3-for-1 share split paid June 21, 1996)


 Sold                                                                                             13,440,922         26,673,779




 Issued in reinvestment of distributions                                                          18,831,748         9,879,858


 Redeemed                                                                                         (6,197,456)        (10,109,951)


 Net increase (decrease)                                                                          26,075,214         26,443,686



FINANCIAL HIGHLIGHTS



(PER-SHARE DATA HAVE BEEN ADJUSTED FOR A 3-FOR-1 SHARE SPLIT PAID JUNE 21, 1996.)

                               SIX MONTHS    YEARS ENDED SEPTEMBER 30,                   THREE        YEARS ENDED JUNE 30,
                               ENDED                                                     MONTHS
                               MARCH 31,                                                 ENDED
                               1997                                                      SEPTEMBER
                                                                                        30,

                               (UNAUDITED)   1996                        1995   1994 C   1993         1993                   1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 11.61     $ 10.57   $ 9.52    $ 8.89    $ 8.82    $ 8.23    $ 7.83

Income from Investment Operations

 Net investment income                       .13 E       .24       .22       .14       .01       .09       .11

 Net realized and unrealized gain (loss)     .93         1.34      1.99      .96       .41       1.61      1.36

 Total from investment operations            1.06        1.58      2.21      1.10      .42       1.70      1.47



Less Distributions

 From net investment income                  (.25)       (.22)     (.17)     (.04)     (.05)     (.12)     (.11)

 From net realized gain                      (.75)       (.32)     (.99)     (.43)     (.30)     (.99)     (.96)

 Total distributions                         (1.00)      (.54)     (1.16)    (.47)     (.35)     (1.11)    (1.07)

Net asset value, end of period              $ 11.67     $ 11.61   $ 10.57   $ 9.52    $ 8.89    $ 8.82    $ 8.23

TOTAL RETURN B                               9.18%       15.43%    26.98%    12.67%    4.93%     23.28%    20.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)     $ 2,855     $ 2,538   $ 2,032   $ 1,437   $ 1,143   $ 1,061   $ 479

Ratio of expenses to average net assets      .59% A      .78%      .80%      .80%      .84% A    .84%      .88%

Ratio of expenses to average net assets      .58% A,     .78%      .80%      .80%      .84% A    .84%      .88%
after expense reductions                    F

Ratio of net investment income to            2.23% A     2.38%     2.33%     1.56%     .69% A    1.41%     1.60%
average
net assets

Portfolio turnover rate                      37% A       37%       52%       72%       80% A     81%       113%

Average commission rate D                   $ .0462     $ .0182


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGES AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
for the period ended March 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Shares of each fund are offered publicly through Fidelity Systematic Investment Plans: Destiny I and Destiny II (the Plans), a unit investment trust with two series. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the funds are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Destiny I: Purchases and sales of securities, other than short-term securities, aggregated $807,178,730 and $892,565,589, respectively, of which U.S. government and government agency obligations aggregated $90,002,180 and $88,943,575, respectively.
Destiny II: Purchases and sales of securities, other than short-term securities, aggregated $595,472,047 and $476,715,554, respectively, of which U.S. government and government agency obligations aggregated $71,003,368 and $48,573,104, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period for the funds. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
The annual individual fund fee rates are .17% and .30% for Destiny I and Destiny II, respectively. The basic fee is subject to a performance adjustment (up to a maximum of ".24% of the fund's average net assets over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annualized rates of .42% and
 .55%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively.
Fidelity Distributors Corporation, an affiliate of FMR and sponsor of the Plans, received $403,537 and $1,720,470 as its portion of the Creation and Sales Charges on sales of Destiny Plans I and Destiny Plans II, respectively, for the period.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .01% and .01% of the average net assets of Destiny I and Destiny II, respectively.
ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. Each fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $215,346 and $138,804, respectively.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of each fund's expenses. For the period, the funds' expenses were reduced by $209,809 and $127,118 under this arrangement for Destiny I and Destiny II, respectively.
In addition, each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian and transfer agent fees were reduced by $4,397 and $6,041 for Destiny I and $3,315 and $7,817, for Destiny II under these arrangements, respectively.